Statements of Net Assets Available for Benefits - EBP 203 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets held by trustee, at fair value
Investments at fair value	$ 1,385,430,490	$ 1,352,617,779
Receivables:
Employer contribution receivable	22,209,794	5,937,959
Employee contribution receivable	1,370,000	1,160,000
Dividends receivable on The Toro Company Common Stock	918,521	1,029,019
Notes receivable from participants	102	1,694
Other receivable due to investments in transit	0	74,233
Total receivables	24,498,417	8,202,905
Net assets available for benefits	$ 1,409,928,907	$ 1,360,820,684